UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (1.1%)

Airbus Group NV (France)	6,109	$437,551

AviChina Industry & Technology Co., Ltd. (China)	392,000	218,750

		656,301
Air freight and logistics (1.2%)

Deutsche Post AG (Germany)	18,380	682,913

		682,913
Airlines (1.1%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)	164,965	259,149

China Southern Airlines Co., Ltd. (China)	624,000	202,731

Copa Holdings SA Class A (Panama)	1,100	159,709

		621,589
Auto components (0.8%)

Faurecia (France)(NON)	10,509	444,176

		444,176
Automobiles (4.5%)

Daimler AG (Registered Shares) (Germany)(S)	6,554	619,307

Fiat SpA (Italy)(NON)(S)	35,996	419,034

Nissan Motor Co., Ltd. (Japan)	61,800	550,014

Tata Motors, Ltd. (India)	40,426	270,780

Toyota Motor Corp. (Japan)	12,200	686,601

		2,545,736
Banks (7.3%)

Banca Popolare di Milano Scarl (Italy)(NON)(S)	265,688	267,198

Banco Espirito Santo SA (Portugal)(NON)	192,746	360,864

BNP Paribas SA (France)	3,609	278,379

Credicorp, Ltd. (Peru)	2,900	399,968

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)	134,319	224,535

Erste Group Bank AG (Czech Republic)	12,014	410,467

Grupo Financiero Banorte SAB de CV (Mexico)	49,900	337,457

Metro Bank PLC (acquired 1/15/14, cost $170,396) (Private) (United Kingdom)(F)(RES)(NON)	8,005	168,938

Natixis (France)	86,087	632,244

Sumitomo Mitsui Financial Group, Inc. (Japan)	11,000	468,891

UniCredit SpA (Italy)	69,436	634,216

		4,183,157
Beverages (1.9%)

Anheuser-Busch InBev NV (Belgium)	10,207	1,070,093

		1,070,093
Biotechnology (1.0%)

Grifols SA ADR (Spain)	14,380	593,894

		593,894
Building products (1.1%)

Allegion PLC (Ireland)	4,800	250,416

Daikin Industries, Ltd. (Japan)	6,500	363,492

		613,908
Capital markets (1.2%)

KKR & Co. LP	14,000	319,760

UBS AG (Switzerland)	18,113	374,123

		693,883
Chemicals (2.2%)

Akzo Nobel NV (Netherlands)	5,282	431,002

Monsanto Co.	3,300	375,441

Solvay SA (Belgium)	2,117	332,333

Wacker Chemie AG (Germany)	952	116,240

		1,255,016
Commercial services and supplies (1.6%)

Regus PLC (United Kingdom)	202,559	744,283

Serco Group PLC (United Kingdom)	23,196	162,806

		907,089
Communications equipment (0.4%)

Alcatel-Lucent (France)(NON)	63,555	250,587

		250,587
Construction and engineering (2.8%)

Jaypee Infratech, Ltd. (India)(NON)	201,535	71,479

Mota-Engil SGPS SA (Portugal)	81,966	666,231

Surya Semesta Internusa Tbk PT (Indonesia)	4,756,800	404,556

Veidekke ASA (Norway)	42,361	438,622

		1,580,888
Construction materials (0.8%)

Holcim, Ltd. (Switzerland)	5,212	431,557

		431,557
Consumer finance (0.7%)

Credit Saison Co., Ltd. (Japan)	20,800	413,089

		413,089
Diversified consumer services (0.4%)

New Oriental Education & Technology Group, Inc. ADR (China)	7,900	231,865

		231,865
Diversified financial services (1.3%)

Challenger, Ltd. (Australia)	66,577	395,477

Eurazeo SA (France)	3,727	334,872

		730,349
Diversified telecommunication services (2.3%)

BT Group PLC (United Kingdom)	82,135	519,655

Iliad SA (France)	688	198,379

Ziggo NV (Netherlands)	13,364	593,752

		1,311,786
Electronic equipment, instruments, and components (0.7%)

Hitachi, Ltd. (Japan)	57,000	419,890

		419,890
Energy equipment and services (2.5%)

Ezion Holdings, Ltd. (Singapore)	301,800	519,598

Halliburton Co.	4,800	282,672

Petrofac, Ltd. (United Kingdom)	17,384	416,757

SPT Energy Group, Inc. (China)	398,000	196,476

		1,415,503
Food and staples retail (1.3%)

Magnit OJSC (Russia)	1,441	332,175

Puregold Price Club, Inc. (Philippines)	418,100	411,294

		743,469
Food products (4.1%)

Associated British Foods PLC (United Kingdom)	17,290	801,624

Barry Callebaut AG (Switzerland)	345	465,177

Kerry Group PLC Class A (Ireland)	7,260	554,196

Nestle SA (Switzerland)	6,583	495,559

		2,316,556
Gas utilities (1.3%)

China Resources Gas Group, Ltd. (China)	88,000	280,463

Tokyo Gas Co., Ltd. (Japan)	94,000	476,612

		757,075
Health-care equipment and supplies (0.8%)

Sartorius AG (Preference) (Germany)	3,388	462,920

		462,920
Hotels, restaurants, and leisure (3.3%)

Compass Group PLC (United Kingdom)	53,184	811,291

Dalata Hotel Group, Ltd. (Ireland)(NON)	32,687	127,889

Thomas Cook Group PLC (United Kingdom)(NON)	156,609	470,747

TUI Travel PLC (United Kingdom)	65,611	479,099

		1,889,026
Household durables (2.6%)

Coway Co., Ltd. (South Korea)	6,906	484,504

Haier Electronics Group Co., Ltd. (China)	58,000	157,174

Panasonic Corp. (Japan)	31,800	362,783

Persimmon PLC (United Kingdom)	22,219	498,591

		1,503,052
Household products (0.9%)

Henkel AG & Co. KGaA (Preference) (Germany)(S)	5,026	540,908

		540,908
Industrial conglomerates (2.2%)

Rheinmetall AG (Germany)	6,667	468,884

Siemens AG (Germany)	5,737	772,179

		1,241,063
Insurance (5.2%)

AIA Group, Ltd. (Hong Kong)	200,000	950,230

American International Group, Inc.	8,000	400,080

China Pacific Insurance (Group) Co., Ltd. (China)	35,400	126,531

Prudential PLC (United Kingdom)	48,663	1,029,115

St James's Place PLC (United Kingdom)	31,868	438,312

		2,944,268
Internet and catalog retail (0.8%)

Bigfoot GmbH (acquired 8/2/13, cost $65,942) (Private) (Brazil)(F)(RES)(NON)	3	44,470

Ctrip.com International, Ltd. ADR (China)(NON)	5,000	252,100

Zalando AG (acquired 9/30/13, cost $134,516) (Private) (Germany)(F)(RES)(NON)	3	134,952

		431,522
Internet software and services (3.2%)

Baidu, Inc. ADR (China)(NON)	1,800	274,284

Google, Inc. Class A(NON)	286	318,750

Internet Initiative Japan, Inc. (Japan)	14,500	349,398

Tencent Holdings, Ltd. (China)	8,100	563,971

Yandex NV Class A (Russia)(NON)(S)	11,421	344,800

		1,851,203
IT Services (0.4%)

Visa, Inc. Class A	1,100	237,446

		237,446
Leisure products (0.6%)

Sega Sammy Holdings, Inc. (Japan)	16,100	359,868

		359,868
Machinery (0.9%)

Ebara Corp. (Japan)	35,000	218,828

Hitachi Construction Machinery Co., Ltd. (Japan)	14,600	280,799

Mota-Engil Africa (Rights) (Portugal)(NON)(F)	81,966	42,345

		541,972
Media (5.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)(S)	30,062	462,604

Global Mediacom Tbk PT (Indonesia)	2,738,800	570,872

Mediaset SpA (Italy)(NON)	81,342	454,743

Numericable Group SA (France)(NON)(S)	10,615	417,216

Sun TV Network, Ltd. (India)	29,812	201,398

WPP PLC (United Kingdom)	40,795	841,301

		2,948,134
Metals and mining (1.2%)

Glencore Xstrata PLC (United Kingdom)	88,949	457,924

Stillwater Mining Co.(NON)(S)	16,648	246,557

		704,481
Multi-utilities (0.6%)

Veolia Environnement (France)	17,486	345,926

		345,926
Multiline retail (0.9%)

Matahari Department Store Tbk PT (Indonesia)(NON)	420,300	515,842

		515,842
Oil, gas, and consumable fuels (3.2%)

BG Group PLC (United Kingdom)	22,746	423,767

Gaztransport Et Technigaz SA (France)(NON)	2,325	150,511

Origin Energy, Ltd. (Australia)	29,588	392,316

Royal Dutch Shell PLC Class A (United Kingdom)	12,527	457,577

Suncor Energy, Inc. (Canada)	11,000	384,179

		1,808,350
Personal products (0.8%)

L'Oreal SA (France)	2,632	434,029

		434,029
Pharmaceuticals (6.1%)

Actavis PLC(NON)	2,200	452,870

Astellas Pharma, Inc. (Japan)	41,500	491,630

AstraZeneca PLC (United Kingdom)	10,655	688,601

Sanofi (France)	7,970	830,956

Shire PLC (United Kingdom)	10,537	517,341

Takeda Pharmaceutical Co., Ltd. (Japan)	10,500	497,082

		3,478,480
Professional services (0.6%)

Experian PLC (United Kingdom)	17,874	322,123

		322,123
Real estate investment trusts (REITs) (1.3%)

Beni Stabili SpA (Italy)	224,800	193,560

Hibernia REIT PLC (Ireland)(NON)	376,000	548,040

		741,600
Real estate management and development (0.9%)

Mitsubishi Estate Co., Ltd. (Japan)	18,000	428,363

Oberoi Realty, Ltd. (India)(NON)	28,575	103,389

		531,752
Semiconductors and semiconductor equipment (0.6%)

Inotera Memories, Inc. (Taiwan)(NON)	436,000	342,252

		342,252
Software (0.8%)

Nintendo Co., Ltd. (Japan)	1,700	202,485

TiVo, Inc.(NON)	20,000	264,600

		467,085
Specialty retail (1.7%)

China ZhengTong Auto Services Holdings, Ltd. (China)(NON)	410,000	228,422

Kingfisher PLC (United Kingdom)	19,646	138,020

Pets at Home Group PLC (United Kingdom)(NON)	28,172	112,721

Sports Direct International PLC (United Kingdom)(NON)	34,308	487,315

		966,478
Technology hardware, storage, and peripherals (1.3%)

Apple, Inc.	400	214,696

Konica Minolta Holdings, Inc. (Japan)	56,500	526,218

		740,914
Textiles, apparel, and luxury goods (2.6%)

Compagnie Financiere Richemont SA (Switzerland)	8,247	787,339

Gerry Weber International AG (Germany)	3,799	187,837

Luxottica Group SpA (Italy)	6,021	348,217

Moncler SpA (Italy)(NON)	8,439	144,278

		1,467,671
Tobacco (1.7%)

Japan Tobacco, Inc. (Japan)	30,500	956,367

		956,367
Trading companies and distributors (1.4%)

Mitsubishi Corp. (Japan)	21,100	391,283

Wolseley PLC (United Kingdom)	7,588	431,503

		822,786
Water utilities (0.9%)

Beijing Enterprises Water Group, Ltd. (China)	758,000	530,644

		530,644
Wireless telecommunication services (1.5%)

SoftBank Corp. (Japan)	7,600	573,188

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	45,983	256,813

		830,001

Total common stocks (cost $44,293,904)		$55,828,532

PREFERRED STOCKS (1.1%)(a)
	Shares	Value

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)	659	$653,968

Total preferred stocks (cost $489,588)		$653,968

SHORT-TERM INVESTMENTS (5.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	2,526,623	$2,526,623

Putnam Short Term Investment Fund 0.07%(AFF)	348,374	348,374

U.S. Treasury Bills with an effective yield of 0.10%, November 13, 2014	$39,000	38,983

U.S. Treasury Bills with an effective yield of 0.12%, July 24, 2014	11,000	10,999

Total short-term investments (cost $2,924,967)		$2,924,979

TOTAL INVESTMENTS

Total investments (cost $47,708,459)(b)		$59,407,479

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $58,001,854) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/16/14	$895,007	$859,145	$(35,862)
	British Pound	Buy	6/18/14	894,743	895,599	(856)
	Euro	Buy	6/18/14	2,704,837	2,702,613	2,224
Barclays Bank PLC
	Australian Dollar	Buy	4/16/14	88,482	84,851	3,631
	British Pound	Sell	6/18/14	780,775	781,934	1,159
	Euro	Sell	6/18/14	340,240	339,949	(291)
	Hong Kong Dollar	Buy	5/21/14	667,742	666,871	871
	Japanese Yen	Sell	5/21/14	1,562,275	1,582,474	20,199
	Singapore Dollar	Buy	5/21/14	223,950	220,908	3,042
	Swedish Krona	Buy	6/18/14	486,579	488,787	(2,208)
	Swiss Franc	Sell	6/18/14	1,529,594	1,523,047	(6,547)
Citibank, N.A.
	Australian Dollar	Buy	4/16/14	219,582	210,762	8,820
	British Pound	Buy	6/18/14	1,816,811	1,818,734	(1,923)
	Canadian Dollar	Sell	4/16/14	451,403	467,022	15,619
	Danish Krone	Buy	6/18/14	1,322,124	1,317,354	4,770
	Euro	Sell	6/18/14	1,737,702	1,733,956	(3,746)
	Japanese Yen	Buy	5/21/14	234,273	234,283	(10)
Credit Suisse International
	British Pound	Sell	6/18/14	2,587,422	2,590,338	2,916
	Canadian Dollar	Sell	4/16/14	764,184	790,291	26,107
	Euro	Sell	6/18/14	2,223,129	2,221,348	(1,781)
	Swedish Krona	Buy	6/18/14	220,967	222,002	(1,035)
	Swiss Franc	Sell	6/18/14	231,691	230,674	(1,017)
Deutsche Bank AG
	Australian Dollar	Buy	4/16/14	442,222	425,294	16,928
	British Pound	Buy	6/18/14	851,921	840,641	11,280
	Canadian Dollar	Buy	4/16/14	708,211	732,538	(24,327)
	Euro	Buy	6/18/14	1,391,953	1,390,589	1,364
Goldman Sachs International
	Euro	Sell	6/18/14	1,465,786	1,464,537	(1,249)
	Japanese Yen	Buy	5/21/14	77,089	77,907	(818)
	Japanese Yen	Sell	5/21/14	77,089	78,134	1,045
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	1,631,117	1,564,908	66,209
	British Pound	Buy	6/18/14	1,314,455	1,315,727	(1,272)
	Canadian Dollar	Buy	4/16/14	306,361	317,249	(10,888)
	Euro	Buy	6/18/14	1,040,280	1,039,518	762
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/16/14	1,501,128	1,440,658	60,470
	British Pound	Buy	6/18/14	425,711	426,172	(461)
	Euro	Sell	6/18/14	3,882,039	3,878,257	(3,782)
	Japanese Yen	Buy	5/21/14	1,076,610	1,086,721	(10,111)
	Norwegian Krone	Sell	6/18/14	243,155	242,486	(669)
	Singapore Dollar	Buy	5/21/14	113,287	111,757	1,530
	Swedish Krona	Buy	6/18/14	852,806	856,684	(3,878)
	Swiss Franc	Buy	6/18/14	2,180,752	2,171,248	9,504
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/14	1,091,519	1,047,625	43,894
	Euro	Sell	6/18/14	1,398,702	1,398,179	(523)
	Israeli Shekel	Buy	4/16/14	232,652	231,520	1,132
	Japanese Yen	Buy	5/21/14	53,113	51,772	1,341
	Swedish Krona	Buy	6/18/14	354,483	356,026	(1,543)
UBS AG
	Australian Dollar	Sell	4/16/14	869,157	834,250	(34,907)
	British Pound	Sell	6/18/14	2,220,861	2,223,267	2,406
	Canadian Dollar	Buy	4/16/14	948,833	981,429	(32,596)
	Euro	Buy	6/18/14	1,633,564	1,632,295	1,269
	Swedish Krona	Buy	6/18/14	289,932	291,045	(1,113)
	Swiss Franc	Buy	6/18/14	1,182,113	1,175,012	7,101
WestPac Banking Corp.
	Australian Dollar	Sell	4/16/14	1,686,245	1,618,089	(68,156)
	British Pound	Sell	6/18/14	1,420,591	1,421,907	1,316
	Euro	Buy	6/18/14	3,283,244	3,280,495	2,749
	Japanese Yen	Buy	5/21/14	14,179	14,976	(797)

Total						$67,292

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $57,087,010.
(b)	The aggregate identified cost on a tax basis is $48,049,875, resulting in gross unrealized appreciation and depreciation of $12,344,593 and $986,989, respectively, or net unrealized appreciation of $11,357,604.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $348,360, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period
	Putnam Short Term Investment Fund *	$—	$2,227,465	$1,879,091	$29	$348,374
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $2,526,623, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,422,514.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $158,926 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.1%
	Japan	15.9
	France	8.4
	Germany	7.0
	United States	6.2
	China	5.7
	Switzerland	4.5
	Italy	4.3
	Indonesia	2.6
	Ireland	2.6
	Belgium	2.5
	South Korea	2.0
	Portugal	1.9
	Spain	1.9
	Netherlands	1.8
	Hong Kong	1.7
	Russia	1.6
	Australia	1.4
	India	1.1
	Singapore	0.9
	Norway	0.8
	Philippines	0.7
	Czech Republic	0.7
	Peru	0.7
	Canada	0.7
	Taiwan	0.6
	Mexico	0.6
	Turkey	0.5
	Other	0.6

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $158,244 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$8,735,690	$4,388,258	$179,422
Consumer staples	4,693,761	1,367,661	—
Energy	2,115,463	1,108,390	—
Financials	7,183,190	2,885,970	168,938
Health care	3,546,582	988,712	—
Industrials	5,796,369	2,151,918	42,345
Information technology	1,905,163	2,404,214	—
Materials	2,391,054	—	—
Telecommunication services	1,568,599	573,188	—
Utilities	345,926	1,287,719	—
Total common stocks	38,281,797	17,156,030	390,705
Preferred stocks	—	653,968	—
Short-term investments	348,374	2,576,605	—

Totals by level	$38,630,171	$20,386,603	$390,705

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$67,292	$—

Totals by level	$—	$67,292	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$319,658	$252,366

Total	$319,658	$252,366

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$63,000,000
The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note “(d)” above, and for borrowing transactions associated with securities sold short, if applicable, see the “Short sales of securities” note above.

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$2,224	$28,902	$29,209	$29,023	$29,572	$1,045	$66,971	$71,504	$46,367	$10,776	$4,065	$319,658

	Total Assets	$2,224	$28,902	$29,209	$29,023	$29,572	$1,045	$66,971	$71,504	$46,367	$10,776	$4,065	$319,658
	Liabilities:
	Forward currency contracts#	$36,718	$9,046	$5,679	$3,833	$24,327	$2,067	$12,160	$18,901	$2,066	$68,616	$68,953	$252,366

	Total Liabilities	$36,718	$9,046	$5,679	$3,833	$24,327	$2,067	$12,160	$18,901	$2,066	$68,616	$68,953	$252,366

	Total Financial and Derivative Net Assets	$(34,494)	$19,856	$23,530	$25,190	$5,245	$(1,022)	$54,811	$52,603	$44,301	$(57,840)	$(64,888)	$67,292
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(34,494)	$19,856	$23,530	$25,190	$5,245	$(1,022)	$54,811	$52,603	$44,301	$(57,840)	$(64,888)	$67,292

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014